Pension and Severance Plans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities	7.00%
Percentage of investments in debt securities	8.00%
Percentage of investments in other investment securities	85.00%
Defined benefit plans, expected employer contribute for the next fiscal year	¥ 671
Defined contribution plans, cost recognized for certain subsidiaries' contributions	1,533	982	340
Defined contribution plans, expected employer contribution	1,600
Subsidiaries
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plans, total amounts of cost recognized for contributions	252	206	203
Parent Company
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plans, total amounts of cost recognized for contributions	162
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	14,002	14,808
Estimated prior service credit for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost	147
Estimated net actuarial gain (loss) for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost	124
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	5,882	5,441
Estimated net actuarial gain (loss) for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost	¥ 31